INCOME TAXES (Schedule of Israel and International Components of Income before taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	$ 39,486	$ 63,426	$ 60,095
Domestic [Member]
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	25,803	41,013	51,558
Foreign [Member]
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	$ 13,683	$ 22,413	$ 8,537